Contributed equity - Summary of equity - contributed equity (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Ordinary shares — fully paid, shares	263,615,444	228,029,114
Ordinary shares — fully paid	$ 98,779,714	$ 97,452,246